Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets related to:
Employee benefits	$ 56,302	$ 74,288
Inventories	75,907	64,484
Valuation and other reserves	42,857	48,278
Net operating loss carryforwards	11,448	171,781
Cumulative noncurrent deferred tax assets at end of period	67,757	70,367	$ 31,467
Alternative Minimum Tax credit carryforward	48,197	28,809
Gross deferred tax assets	302,468	458,007
Valuation allowance on deferred tax assets	(8,967)	(6,133)
Total net deferred tax assets	293,501	451,874
Deferred tax liabilities related to:
Property, plant and equipment	(593,767)	(638,730)
Goodwill and other intangibles	(266,436)	(288,471)
Other items, net	(16,757)	(14,618)
Total deferred tax liabilities	(876,960)	(941,819)
Net deferred tax liability	$ (583,459)	$ (489,945)